UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ken Roberts Investment Management, Inc.
Address: 601 W. Riverside Ave.
         Ste. 1670
         Spokane, WA  99201

13F File Number:  28-06910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Roberts
Title:     President
Phone:     (509) 624-5591

Signature, Place, and Date of Signing:

     /s/ Kenneth Roberts     Spokane, WA     May 13, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $229,802 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    11426   216901 SH       Sole                   172086        0    44815
AIR PRODS & CHEMS INC          COM              009158106     8351   112931 SH       Sole                    89631        0    23300
AMERICAN EXPRESS CO            COM              025816109      215     5210 SH       Sole                      710        0     4500
AMGEN INC                      COM              031162100      681    11381 SH       Sole                     8906        0     2475
APPLIED MATLS INC              COM              038222105     5212   387015 SH       Sole                   307290        0    79725
AT&T INC                       COM              00206r102     1381    53435 SH       Sole                    38535        0    14900
AUTOMATIC DATA PROCESSING IN   COM              053015103     1537    34564 SH       Sole                    26530        0     8034
BAXTER INTL INC                COM              071813109    12791   219784 SH       Sole                   174769        0    45015
CHESAPEAKE ENERGY CORP         COM              165167107      496    21000 SH       Sole                    16400        0     4600
CHEVRON CORP NEW               COM              166764100     4251    56060 SH       Sole                    43975        0    12085
CISCO SYS INC                  COM              17275r102     5196   199631 SH       Sole                   158581        0    41050
COMCAST CORP NEW               CL A SPL         20030n200     8965   498882 SH       Sole                   396112        0   102770
CONOCOPHILLIPS                 COM              20825c104     1162    22713 SH       Sole                    17724        0     4989
COSTCO WHSL CORP NEW           COM              22160k105     3259    54575 SH       Sole                    43430        0    11145
CVS CAREMARK CORPORATION       COM              126650100    14586   398967 SH       Sole                   316282        0    82685
DISNEY WALT CO                 COM DISNEY       254687106     5533   158490 SH       Sole                   125985        0    32505
EXPRESS SCRIPTS INC            COM              302182100     6443    63315 SH       Sole                    49810        0    13505
EXXON MOBIL CORP               COM              30231g102      944    14088 SH       Sole                    12403        0     1685
GENERAL ELECTRIC CO            COM              369604103     8116   445917 SH       Sole                   356155        0    89762
HEWLETT PACKARD CO             COM              428236103    11675   219666 SH       Sole                   174671        0    44995
INTEL CORP                     COM              458140100     1041    46687 SH       Sole                    35037        0    11650
ISHARES TR INDEX               DJ SEL DIV INX   464287168      295     6400 SH       Sole                     6000        0      400
ISHARES TR INDEX               IBOXX INV CPBD   464287242      627     5930 SH       Sole                     4505        0     1425
KEY TRONICS CORP               COM              493144109      314    60950 SH       Sole                    49450        0    11500
KIMBERLY CLARK CORP            COM              494368103      523     8321 SH       Sole                     5711        0     2610
MARATHON OIL CORP              COM              565849106    11117   351373 SH       Sole                   278473        0    72900
MCDONALDS CORP                 COM              580135101    12148   182071 SH       Sole                   144531        0    37540
MEDTRONIC INC                  COM              585055106    10630   236063 SH       Sole                   187063        0    49000
MICROSOFT CORP                 COM              594918104    12304   420132 SH       Sole                   331401        0    88731
ORACLE CORP                    COM              68389x105     9166   356534 SH       Sole                   281919        0    74615
PEPSICO INC                    COM              713448108    14053   212407 SH       Sole                   166837        0    45570
SCHLUMBERGER LTD               COM              806857108     6770   106680 SH       Sole                    84015        0    22665
STRYKER CORP                   COM              863667101     8206   143410 SH       Sole                   112440        0    30970
TIME WARNER INC                COM NEW          887317303     9289   297054 SH       Sole                   236209        0    60845
VERIZON COMMUNICATIONS INC     COM              92343v104      347    11200 SH       Sole                     7525        0     3675
WAL MART STORES INC            COM              931142103    13467   242206 SH       Sole                   191766        0    50440
WEATHERFORD INTERNATIONAL LT   REG              h27013103     6808   429266 SH       Sole                   343491        0    85775
WESTERN ASST MNG MUN FD INC    COM              95766m105      477    37008 SH       Sole                    35000        0     2008